Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of supplemental information related to operating leases

	December 31,	December 31,
	2020	2021
	RMB‘000	RMB‘000
Operating lease right-of-use asset	27,365	13,818
Operating lease liabilities-current	(15,132)	(16,302)
Operating lease liabilities-non-current	(12,426)	(586)
Total operating lease liabilities	(27,558)	(16,888)
Weighted average remaining lease term	2.02 years	1.09 years
Weighted average discount rate	4.75%	4.75%

Summary of lease cost

	December 31,	December 31,
	2020	2021
	RMB‘000	RMB‘000
Other information
Operating lease cost	15,306	15,481
Short-term lease cost	675	572
Total	15,981	16,053

Summary of supplemental cash flow information related to leases

	December 31,	December 31,
	2020	2021
	RMB‘000	RMB‘000
Cash payments for operating leases	15,351	12,604
Right-of-use assets obtained in exchange for lease obligations	546	1,971

Summary of maturity of operating lease liabilities under the Group's non-cancelable operating leases

December 31,
2021
RMB‘000
2022	16,718
2023	429
2024	214
Total lease payment	17,361
Less: interest	473
Present value of operating lease liabilities	16,888